Reserve for losses and loss expenses (Prior year development) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Prior Year Development By Segment And Line Of Business [Line Items]
Net favorable development on prior years	$ (252,207)	[1],[2]	$ (205,448)	[1],[2]	$ (174,969)	[1],[2]
Validus Re
Prior Year Development By Segment And Line Of Business [Line Items]
Net favorable development on prior years	(87,600)	[2]	(59,258)	[2]	(72,561)	[2]
AlphaCat
Prior Year Development By Segment And Line Of Business [Line Items]
Net favorable development on prior years	(12,201)	[2]
Talbot
Prior Year Development By Segment And Line Of Business [Line Items]
Net favorable development on prior years	(141,166)	[2]	(146,190)	[2]	(102,408)	[2]
Western World
Prior Year Development By Segment And Line Of Business [Line Items]
Net favorable development on prior years	(11,240)	[2]
Property
Prior Year Development By Segment And Line Of Business [Line Items]
Net favorable development on prior years	(141,021)		(127,302)		(71,996)
Property | Validus Re
Prior Year Development By Segment And Line Of Business [Line Items]
Net favorable development on prior years	(76,064)		(81,610)		(45,733)
Property | AlphaCat
Prior Year Development By Segment And Line Of Business [Line Items]
Net favorable development on prior years	(12,201)
Property | Talbot
Prior Year Development By Segment And Line Of Business [Line Items]
Net favorable development on prior years	(53,779)		(45,692)		(26,263)
Property | Western World
Prior Year Development By Segment And Line Of Business [Line Items]
Net favorable development on prior years	1,023	[1]
Marine
Prior Year Development By Segment And Line Of Business [Line Items]
Net favorable development on prior years	(38,227)		(19,387)		(51,358)
Marine | Validus Re
Prior Year Development By Segment And Line Of Business [Line Items]
Net favorable development on prior years	(6,830)		26,705		(11,298)
Marine | AlphaCat
Prior Year Development By Segment And Line Of Business [Line Items]
Net favorable development on prior years	0
Marine | Talbot
Prior Year Development By Segment And Line Of Business [Line Items]
Net favorable development on prior years	(31,397)		(46,092)		(40,060)
Marine | Western World
Prior Year Development By Segment And Line Of Business [Line Items]
Net favorable development on prior years	0	[1]
Specialty
Prior Year Development By Segment And Line Of Business [Line Items]
Net favorable development on prior years	(60,696)		(58,759)		(51,615)
Specialty | Validus Re
Prior Year Development By Segment And Line Of Business [Line Items]
Net favorable development on prior years	(4,706)		(4,353)		(15,530)
Specialty | AlphaCat
Prior Year Development By Segment And Line Of Business [Line Items]
Net favorable development on prior years	0
Specialty | Talbot
Prior Year Development By Segment And Line Of Business [Line Items]
Net favorable development on prior years	(55,990)		(54,406)		(36,085)
Specialty | Western World
Prior Year Development By Segment And Line Of Business [Line Items]
Net favorable development on prior years	0	[1]
Liability
Prior Year Development By Segment And Line Of Business [Line Items]
Net favorable development on prior years	(12,263)
Liability | Validus Re
Prior Year Development By Segment And Line Of Business [Line Items]
Net favorable development on prior years	0
Liability | AlphaCat
Prior Year Development By Segment And Line Of Business [Line Items]
Net favorable development on prior years	0
Liability | Talbot
Prior Year Development By Segment And Line Of Business [Line Items]
Net favorable development on prior years	0
Liability | Western World
Prior Year Development By Segment And Line Of Business [Line Items]
Net favorable development on prior years	$ (12,263)	[1]

[1]	Upon closing the acquisition of Western World, an adjustment of $15,586 was made to increase net reserves to reflect fair value. This adjustment was amortized to income through a reduction in losses and loss expenses of $4,607 during the year ended December 31, 2014. The remaining fair value adjustment will be amortized in 2015.
[2]	AlphaCat has not had any development on prior accident years.